Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Liabilities [Member]
Accrued Liabilities

10. Accrued Liabilities

Accrued liabilities as of December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
Accrued expenses	$7,154	$2,764
Accrued interest	8,253	6,024
Total	$15,407	$8,788